Segment Information (tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2015:
Net sales	$1,246,115	$11,667	$28,568	$1,286,350
Operating income	17,659	779	710	19,148
Interest expense, net	5,572	12	72	5,656
Income tax expense	3,775	225	221	4,221
Identifiable assets	797,886	3,235	4,573	805,694
Capital expenditures	22,177	157	1,400	23,734
Depreciation and amortization	20,445	367	1,022	21,834

2014:
Net sales	$1,302,857	$11,496	$25,855	$1,340,208
Operating income	21,063	872	1,669	23,604
Interest expense, net	6,113	27	122	6,262
Income tax expense	3,118	189	256	3,563
Identifiable assets	761,078	3,770	4,005	768,853
Capital expenditures	17,339	-	2,109	19,448
Depreciation and amortization	21,842	394	1,045	23,281

2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense, net	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	791,643	4,038	2,775	798,456
Capital expenditures	16,125	-	246	16,371
Depreciation and amortization	22,146	404	701	23,251

Schedule Of Classes Of Similar Products And Services [table text Block]
Classes of similar products/services:	2015	2014	2013
	(In thousands)
Net Sales:
GMOL *	$161,993	$177,881	$165,684
Canned vegetables	754,556	753,318	746,892
Frozen *	94,648	107,109	84,935
Fruit	234,918	264,549	245,596
Snack	11,667	11,496	11,357
Other	28,568	25,855	21,833
Total	$1,286,350	$1,340,208	$1,276,297

* GMOL includes frozen vegetables exclusively for GMOL.